Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Cost	$ 13,371	$ 13,170
Accumulated amortization	(1,685)	(1,847)
Property, plant and equipment (note 8)	11,686	11,323
Held for sale
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Cost	(1,124)	0
Accumulated amortization	478	0
Net book value	(646)	0
Utilities
Property, Plant and Equipment
Cost	9,806	8,432
Accumulated amortization	(614)	(437)
Property, plant and equipment (note 8)	9,192	7,995
Midstream
Property, Plant and Equipment
Cost	3,810	3,898
Accumulated amortization	(884)	(793)
Property, plant and equipment (note 8)	2,926	3,105
Corporate/Other
Property, Plant and Equipment
Cost	879	840
Accumulated amortization	(665)	(617)
Property, plant and equipment (note 8)	$ 214	$ 223